[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10353
Morgan Stanley KLD Social Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2004

Date of reporting period:	August 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley KLD Social Index Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (89.8%)
	Advertising/Marketing Services (0.2%)
271	Lamar Advertising Co. (Class A)*	11,840
494	Omnicom Group, Inc.	33,992
		45,832
	Air Freight/Couriers (1.0%)
261	C.H. Robinson Worldwide, Inc.	11,137
256	Expeditors International of Washington, Inc.	12,488
741	FedEx Corp.	60,755
1,336	United Parcel Service, Inc. (Class B)	97,595
		181,975
	Airlines (0.2%)
1,943	Southwest Airlines Co.	28,795

	Apparel/Footwear (0.3%)
490	Coach, Inc.*	20,653
340	Liz Claiborne, Inc.	12,944
300	V.F. Corp.	14,802
		48,399
	Apparel/Footwear Retail (0.6%)
207	Chico’s FAS, Inc.*	8,466
396	Foot Locker, Inc.	8,859
1,634	Gap, Inc. (The)	30,621
979	Limited Brands, Inc.	19,658
280	Nordstrom, Inc.	10,396
442	Ross Stores, Inc.	9,348
1,256	TJX Companies, Inc. (The)	26,577
		113,925
	Auto Parts: O.E.M. (0.5%)
290	Autoliv, Inc.	12,252
436	Dana Corp.	8,227
1,303	Delphi Corp.	11,935
287	Gentex Corp.	9,856
536	Johnson Controls, Inc.	30,177
200	Lear Corp.	10,776
		83,223
	Beverages: Non-Alcoholic (1.4%)
5,059	Coca-Cola Co. (The)	226,188
568	Coca-Cola Enterprises Inc.	11,729
412	Pepsi Bottling Group, Inc. (The)	11,037
		248,954
	Biotechnology (1.9%)
3,111	Amgen Inc.*	184,451
718	Biogen Idec Inc.*	42,599
155	Cephalon, Inc.*	7,287
487	Genzyme Corp.*	26,298
545	Gilead Sciences, Inc.*	37,676
158	Invitrogen Corp.*	7,821
654	MedImmune, Inc.*	15,611
750	Millennium Pharmaceuticals, Inc.*	8,917
		330,660

	Broadcasting (0.2%)
2,531	Sirius Satellite Radio Inc.*	5,872
479	Univision Communications Inc. (Class A)*	15,807
354	XM Satellite Radio Holdings Inc. (Class A)*	9,724
		31,403
	Building Products (0.3%)
597	American Standard Companies, Inc.*	22,453
1,134	Masco Corp.	36,435
		58,888
	Cable/Satellite TV (1.3%)
5,174	Comcast Corp. (Class A)*	145,752
537	Cox Communications, Inc. (Class A)*	17,646
6,803	Liberty Media Corp. (Class A)*	60,615
340	Liberty Media International, Inc.	11,492
		235,505
	Chemicals: Major Diversified (0.1%)
274	Engelhard Corp.	7,746
298	Rohm & Haas Co.	12,078
		19,824
	Chemicals: Specialty (0.4%)
524	Air Products & Chemicals, Inc.	27,447
772	Praxair, Inc.	31,328
256	Sigma-Aldrich Corp.	14,666
		73,441
	Commercial Printing/Forms (0.1%)
519	Donnelley (R.R.) & Sons Co.	15,949

	Computer Communications (1.9%)
1,063	Avaya Inc.*	12,884
16,000	Cisco Systems, Inc.*	300,160
1,093	Juniper Networks, Inc.*	25,019
305	QLogic Corp.*	7,964
		346,027
	Computer Peripherals (0.7%)
5,699	EMC Corp.*	61,378
331	Lexmark International, Inc.*	29,277
799	Network Appliance, Inc.*	16,036
300	Storage Technology Corp.*	7,275
190	Zebra Technologies Corp. (Class A)*	10,887
		124,853
	Computer Processing Hardware (2.3%)
917	Apple Computer, Inc.*	31,627
5,991	Dell Inc.*	208,726
7,350	Hewlett-Packard Co.	131,491
229	NCR Corp.*	10,115
7,851	Sun Microsystems, Inc.*	30,148
		412,107
	Construction Materials (0.1%)
261	Vulcan Materials Co.	12,442

	Containers/Packaging (0.2%)
387	Pactiv Corp.*	9,153
219	Sealed Air Corp.*	10,757
157	Temple-Inland, Inc.	10,720
		30,630
	Contract Drilling (0.1%)
555	ENSCO International Inc.	16,184
620	Patterson-UTI Energy, Inc.	10,738
		26,922

	Data Processing Services (0.8%)
1,511	Automatic Data Processing, Inc.	60,092
423	Ceridian Corp.*	7,821
236	DST Systems, Inc.*	10,677
493	Fiserv, Inc.*	17,147
825	Paychex, Inc.	24,478
773	SunGard Data Systems Inc.*	17,779
		137,994
	Department Stores (0.6%)
715	Kohl’s Corp.*	35,378
651	May Department Stores Co.	15,956
649	Penney (J.C.) Co., Inc.	24,870
641	Sears, Roebuck & Co.	24,537
		100,741
	Discount Stores (1.0%)
1,106	Costco Wholesale Corp.	45,534
777	Dollar General Corp.	15,307
273	Dollar Tree Stores, Inc.*	6,418
414	Family Dollar Stores, Inc.	10,950
2,190	Target Corp.	97,630
		175,839
	Drugstore Chains (0.7%)
980	CVS Corp.	39,200
2,402	Walgreen Co.	87,553
		126,753
	Electric Utilities (0.1%)
1,100	AES Corp. (The)*	11,099
600	Pepco Holdings, Inc.	12,384
		23,483
	Electrical Products (0.5%)
461	American Power Conversion Corp.	7,745
996	Emerson Electric Co.	62,001
253	Energizer Holdings, Inc.*	10,459
504	Molex Inc.	14,550
		94,755
	Electronic Components (0.2%)
468	Jabil Circuit, Inc.*	9,655
378	SanDisk Corp.*	8,826
1,987	Solectron Corp.*	10,253
472	Vishay Intertechnology, Inc.*	6,018
		34,752
	Electronic Distributors (0.1%)
400	Arrow Electronics, Inc.*	8,656
209	CDW Corp.	12,226
		20,882
	Electronic Equipment/Instruments (0.4%)
285	Diebold, Inc.	13,934
3,639	JDS Uniphase Corp.*	11,317
360	Scientific-Atlanta, Inc.	9,806
460	Thermo Electron Corp.*	12,084
1,843	Xerox Corp.*	24,751
		71,892
	Electronic Production Equipment (0.6%)
3,988	Applied Materials, Inc.*	63,369
627	Cadence Design Systems, Inc.*	7,794
539	KLA-Tencor Corp.*	20,137
372	Lam Research Corp.*	8,017
391	Novellus Systems, Inc.*	9,552
357	Synopsys, Inc.*	5,698
		114,567

	Electronics/Appliance Stores (0.2%)
634	Best Buy Co., Inc.	29,494
429	RadioShack Corp.	11,557
		41,051
	Electronics/Appliances (0.2%)
170	Harman International Industries, Inc.	16,437
219	Whirlpool Corp.	13,390
		29,827
	Energy (0.2%)
397	Equitable Resources, Inc.	20,815
300	Questar Corp.	12,204
		33,019
	Finance/Rental/Leasing (2.9%)
325	Allied Capital Corp.	8,252
543	Capital One Financial Corp.	36,794
503	CIT Group, Inc.	17,977
1,226	Countrywide Financial Corp.	43,584
337	Doral Financial Corp. (Puerto Rico)	13,706
2,343	Fannie Mae	174,436
1,669	Freddie Mac	112,023
2,587	MBNA Corp.	62,450
698	Providian Financial Corp.*	10,079
960	SLM Corp.	37,459
		516,760
	Financial Conglomerates (3.4%)
2,842	American Express Co.	142,157
8,432	J.P. Morgan Chase & Co.	333,739
750	Principal Financial Group, Inc.	26,032
1,364	Prudential Financial, Inc.	62,990
832	State Street Corp.	37,556
		602,474
	Financial Publishing/Services (0.4%)
230	Dun & Bradstreet Corp.*	12,682
508	McGraw-Hill Companies, Inc. (The)	38,471
334	Moody’s Corp.	22,899
		74,052
	Food Distributors (0.3%)
1,627	SYSCO Corp.	52,292

	Food Retail (0.5%)
811	Albertson’s, Inc.	19,934
1,919	Kroger Co.*	31,721
1,078	Safeway Inc.*	21,776
408	Supervalu, Inc.	10,755
129	Whole Foods Market, Inc.	10,027
		94,213
	Food: Major Diversified (1.7%)
560	Campbell Soup Co.	14,538
685	General Mills, Inc.	32,366
978	Heinz (H.J.) Co.	37,076
568	Kellogg Co.	23,845
4,085	PepsiCo, Inc.	204,250
		312,075
	Food: Meat/Fish/Dairy (0.1%)
391	Dean Foods Co.*	14,494

	Food: Specialty/Candy (0.4%)
464	Hershey Foods Corp.	22,402
349	McCormick & Co., Inc. (Non-Voting)	11,709
100	Smucker (J.M.) Co.	4,598
406	Wrigley (Wm.) Jr. Co. (Class A)	25,184
		63,893

	Gas Distributors (0.2%)
487	KeySpan Corp.	18,555
811	NiSource, Inc.	16,869
		35,424
	Home Building (0.4%)
342	Centex Corp.	15,653
467	D.R. Horton, Inc.	14,449
130	KB Home	8,940
298	Lennar Corp. (Class A)	13,648
271	Pulte Homes, Inc.	15,975
		68,665
	Home Furnishings (0.2%)
564	Leggett & Platt, Inc.	15,166
160	Mohawk Industries, Inc.*	12,307
704	Newell Rubbermaid, Inc.	15,157
		42,630
	Home Improvement Chains (1.7%)
200	Fastenal Co.	12,556
5,460	Home Depot, Inc. (The)	199,618
1,876	Lowe’s Companies, Inc.	93,237
		305,411
	Hospital/Nursing Management (0.2%)
608	Health Management Associates, Inc. (Class A)	11,625
312	Manor Care, Inc.	9,569
192	Triad Hospitals, Inc.*	6,104
		27,298
	Household/Personal Care (3.9%)
214	Alberto-Culver Co. (Class B)	10,334
1,130	Avon Products, Inc.	49,923
415	Clorox Co. (The)	21,929
1,311	Colgate-Palmolive Co.	70,794
310	Estee Lauder Companies, Inc. (The) (Class A)	13,624
2,424	Gillette Co. (The)	103,020
1,259	Kimberly-Clark Corp.	83,975
6,222	Procter & Gamble Co. (The)	348,245
		701,844
	Industrial Conglomerates (1.0%)
1,848	3M Co.	152,201
400	ALLETE, Inc.	10,824
218	SPX Corp.*	7,955
		170,980
	Industrial Machinery (0.3%)
650	Illinois Tool Works Inc.	59,338

	Industrial Specialties (0.1%)
510	Ecolab Inc.	15,259

	Information Technology Services (2.2%)
471	Citrix Systems, Inc.*	7,494
372	Cognizant Technology Solutions Corp.*	10,200
1,105	Electronic Data Systems Corp.	21,238
3,953	International Business Machines Corp.	334,780
918	PeopleSoft, Inc.*	15,973
846	Unisys Corp.*	8,494
		398,179
	Insurance Brokers/Services (0.4%)
594	AON Corp.	15,414
189	Gallagher (Arthur J.) & Co.	6,022
1,310	Marsh & McLennan Companies, Inc.	58,544
		79,980
	Internet Retail (0.3%)
546	Amazon.com, Inc.*	20,824
1,055	IAC/InterActiveCorp.*	24,065
		44,889

	Internet Software/Services (0.6%)
900	BEA Systems, Inc.*	5,940
1,089	Siebel Systems, Inc.*	8,287
641	VeriSign, Inc.*	11,128
2,606	Yahoo! Inc.*	74,297
		99,652
	Investment Banks/Brokers (1.3%)
577	Ameritrade Holding Corp.*	6,572
300	Edwards (A.G.), Inc.	10,434
713	Goldman Sachs Group, Inc. (The)	63,920
190	Legg Mason, Inc.	15,329
2,220	Merrill Lynch & Co., Inc.	113,375
2,559	Schwab (Charles) Corp. (The)	24,183
		233,813
	Investment Managers (0.5%)
409	Franklin Resources, Inc.	21,787
100	Investors Financial Services Corp.	4,638
633	Janus Capital Group, Inc.	8,697
1,102	Mellon Financial Corp.	31,804
267	Price (T.) Rowe Group, Inc.	13,225
		80,151
	Life/Health Insurance (0.6%)
1,199	AFLAC, Inc.	48,080
376	Jefferson-Pilot Corp.	18,010
484	Lincoln National Corp.	21,925
693	UnumProvident Corp.	11,213
		99,228
	Major Banks (4.1%)
1,430	BB&T Corp.	57,186
475	Comerica, Inc.	28,571
1,115	KeyCorp	34,955
1,378	National City Corp.	52,075
725	PNC Financial Services Group	38,911
852	Popular, Inc.	20,618
1,090	Regions Financial Corp.	35,196
780	SouthTrust Corp.	32,253
598	SunTrust Banks, Inc.	40,724
170	UnionBanCal Corp.	10,108
3,034	Wachovia Corp.	142,325
4,094	Wells Fargo & Co.	240,522
		733,444
	Major Telecommunications (4.0%)
849	ALLTEL Corp.	46,398
1,888	AT&T Corp.	27,905
4,393	BellSouth Corp.	117,557
7,983	SBC Communications, Inc.	205,882
3,087	Sprint Corp. (FON Group)	60,752
6,504	Verizon Communications Inc.	255,282
		713,776
	Managed Health Care (1.6%)
339	Aetna, Inc.	31,408
352	Anthem, Inc.*	28,596
1,081	Caremark Rx, Inc.*	31,025
337	CIGNA Corp.	22,431
190	Coventry Health Care, Inc.*	9,648
461	Humana, Inc.*	8,759
230	PacifiCare Health Systems, Inc.*	7,500
1,532	UnitedHealth Group Inc.	101,311
357	WellPoint Health Networks, Inc.*	35,050
		275,728

	Media Conglomerates (1.6%)
4,898	Disney (Walt) Co. (The)	109,960
10,382	Time Warner Inc.*	169,746
		279,706
	Medical Distributors (0.5%)
1,103	Cardinal Health, Inc.	49,856
131	Henry Schein, Inc.*	8,159
709	McKesson Corp.	21,944
155	Patterson Companies Inc.	11,351
		91,310
	Medical Specialties (3.3%)
585	Applera Corp. - Applied Biosystems Group	11,138
370	Bard (C.R.), Inc.	20,757
168	Bausch & Lomb, Inc.	11,080
1,415	Baxter International, Inc.*	43,214
176	Beckman Coulter, Inc.	9,819
665	Becton, Dickinson & Co.	32,000
668	Biomet, Inc.	30,494
1,554	Boston Scientific Corp.*	55,524
242	DENTSPLY International, Inc.	12,330
325	Fisher Scientific International, Inc.*	18,515
773	Guidant Corp.	46,225
182	Hillenbrand Industries, Inc.	10,239
2,934	Medtronic, Inc.	145,967
452	St. Jude Medical, Inc.*	30,397
694	Stryker Corp.	31,438
488	Varian Medical Systems, Inc.*	16,177
324	Waters Corp.*	14,032
604	Zimmer Holdings, Inc.*	43,065
		582,411
	Medical/Nursing Services (0.1%)
295	DaVita, Inc.*	8,941
290	Lincare Holdings, Inc.*	9,321
		18,262
	Miscellaneous Commercial Services (0.1%)
282	Iron Mountain Inc.*	8,694
367	Sabre Holdings Corp.	8,441
		17,135
	Miscellaneous Manufacturing (0.1%)
380	Pentair, Inc.	12,631

	Motor Vehicles (0.3%)
757	Harley-Davidson, Inc.	46,192

	Multi-Line Insurance (2.5%)
5,437	American International Group, Inc.	387,332
665	Hartford Financial Services Group, Inc. (The)	40,671
421	Safeco Corp.	20,280
		448,283
	Office Equipment/Supplies (0.2%)
275	Avery Dennison Corp.	17,091
542	Pitney Bowes, Inc.	23,610
		40,701
	Oil & Gas Pipelines (0.2%)
312	Kinder Morgan, Inc.	18,876
1,268	Williams Companies, Inc. (The)	15,077
		33,953

	Oil & Gas Production (1.1%)
664	Anadarko Petroleum Corp.	39,322
812	Apache Corp.	36,288
1,178	Chesapeake Energy Corp.	16,645
591	Devon Energy Corp.	38,303
362	EOG Resources, Inc.	20,913
254	Noble Energy, Inc.	13,076
306	Pioneer Natural Resources Co.	10,236
200	Pogo Producing Co.	8,796
593	XTO Energy Inc.	16,628
		200,207
	Oil Refining/Marketing (0.2%)
227	Sunoco, Inc.	13,961
352	Valero Energy Corp.	23,243
		37,204
	Oilfield Services/Equipment (0.1%)
287	Smith International, Inc.*	16,353

	Other Consumer Services (0.8%)
319	Apollo Group, Inc. (Class A)*	24,882
284	Career Education Corp.*	8,759
1,228	eBay Inc.*	106,271
		139,912
	Packaged Software (4.7%)
579	Adobe Systems, Inc.	26,559
358	Autodesk, Inc.	15,899
664	BMC Software, Inc.*	9,940
1,069	Compuware Corp.*	4,843
465	Intuit Inc.*	19,665
247	Mercury Interactive Corp.*	8,524
21,829	Microsoft Corp.**	595,932
985	Novell, Inc.**	5,812
9,306	Oracle Corp.*	92,781
317	Red Hat, Inc.*	3,886
794	Symantec Corp.*	38,080
1,116	VERITAS Software Corp.*	18,660
		840,581
	Personnel Services (0.1%)
270	Manpower, Inc.	11,402
438	Robert Half International, Inc.	10,731
		22,133
	Pharmaceuticals: Generic Drugs (0.2%)
204	Barr Pharmaceuticals Inc.*	8,011
736	Mylan Laboratories, Inc.	12,821
317	Watson Pharmaceuticals, Inc.*	8,730
		29,562
	Pharmaceuticals: Major (3.6%)
7,025	Johnson & Johnson	408,153
5,258	Merck & Co., Inc.	236,452
		644,605
	Pharmaceuticals: Other (0.5%)
330	Allergan, Inc.	24,635
835	Forest Laboratories, Inc.*	38,285
634	King Pharmaceuticals, Inc.*	7,900
203	Sepracor, Inc.*	10,071
		80,891

	Property - Casualty Insurers (0.9%)
268	Berkley (W.R.) Corp.	10,822
454	Chubb Corp. (The)	30,877
525	Cincinnati Financial Corp.	21,184
515	Progressive Corp. (The)	41,355
1,406	St. Paul Travelers Companies, Inc.	48,774
		153,012
	Publishing: Newspapers (0.4%)
372	New York Times Co. (The) (Class A)	15,111
81	Scripps (E.W.) Co. (Class A)	8,287
578	Tribune Co.	24,132
18	Washington Post Co. (The) (Class B)	15,633
		63,163
	Pulp & Paper (0.1%)
526	MeadWestvaco Corp.	15,859

	Railroads (0.1%)
927	Norfolk Southern Corp.	26,327

	Real Estate Investment Trusts (2.0%)
440	Archstone-Smith Trust	13,750
340	Boston Properties, Inc.	18,863
352	Catellus Development Corp.	9,599
199	Developers Diversified Realty Corp.	7,504
492	Duke Realty Corp.	16,728
1,068	Equity Office Properties Trust	30,502
772	Equity Residential	25,005
636	General Growth Properties, Inc.	19,188
460	Health Care Property Investors, Inc.	11,661
172	Hospitality Properties Trust	7,215
1,024	Host Marriott Corp.*	13,670
423	iStar Financial Inc.	17,022
380	Kimco Realty Corp.	19,122
340	Liberty Property Trust	13,756
300	New Plan Excel Realty Trust	7,716
629	Plum Creek Timber Co., Inc.	20,782
533	ProLogis Trust	19,268
315	Public Storage, Inc.	16,018
372	Rouse Co. (The)	24,719
408	Simon Property Group, Inc.	22,828
275	Vornado Realty Trust	17,259
		352,175
	Recreational Products (0.3%)
259	Brunswick Corp.	10,181
572	Electronic Arts Inc.*	28,474
1,299	Mattel, Inc.	20,901
		59,556
	Regional Banks (2.7%)
908	AmSouth Bancorporation	23,653
100	Bank of Hawaii Corp.	4,748
575	Banknorth Group, Inc.	19,533
621	Charter One Financial, Inc.	27,616
113	City National Corp.	7,456
184	Commerce Bancorp, Inc.	9,654
427	Compass Bancshares, Inc.	19,749
1,227	Fifth Third Bancorp	61,117
382	First Horizon National Corp.	17,370
949	Hibernia Corp. (Class A)	25,481
178	M&T Bank Corp.	16,906
525	Marshall & Ilsley Corp.	21,042
458	North Fork Bancorporation, Inc.	19,209
557	Northern Trust Corp.	23,979
733	Synovus Financial Corp.	18,618

186	TCF Financial Corp.	11,831
4,605	U.S. Bancorp	135,848
326	Zions Bancorporation	20,303
		484,113
	Restaurants (0.9%)
450	Darden Restaurants, Inc.	9,455
3,051	McDonald’s Corp.	82,438
272	Outback Steakhouse, Inc.	10,646
972	Starbucks Corp.*	42,029
237	Wendy’s International, Inc.	8,146
		152,714
	Savings Banks (1.0%)
239	Astoria Financial Corp.	8,685
308	Golden West Financial Corp.	33,335
325	GreenPoint Financial Corp.	14,316
258	Independence Community Bank Corp.	10,124
702	New York Community Bancorp, Inc.	14,988
752	Sovereign Bancorp, Inc.	16,439
2,192	Washington Mutual, Inc.	85,115
		183,002
	Semiconductors (3.5%)
936	Advanced Micro Devices, Inc.*	10,698
4,232	Agere Systems, Inc. (Class B)*	5,036
947	Altera Corp.*	17,917
919	Analog Devices, Inc.	31,908
524	Broadcom Corp. (Class A)*	14,221
15,306	Intel Corp.	325,865
205	International Rectifier Corp.*	6,736
381	Intersil Corp. (Class A)	6,641
1,164	LSI Logic Corp.*	5,622
836	Maxim Integrated Products, Inc.	36,307
528	Microchip Technology Inc.	13,934
1,351	Micron Technology, Inc.*	15,550
888	National Semiconductor Corp.*	11,837
700	PMC - Sierra, Inc.*	6,538
4,191	Texas Instruments Inc.	81,892
909	Xilinx, Inc.	24,934
		615,636
	Services to the Health Industry (0.3%)
190	Express Scripts, Inc. (Class A)*	12,008
689	IMS Health Inc.	16,074
803	Medco Health Solutions Inc.*	25,078
259	Omnicare, Inc.	7,495
		60,655
	Specialty Insurance (0.5%)
218	Ambac Financial Group, Inc.	16,459
463	Fidelity National Financial, Inc.	17,432
389	MBIA Inc.	22,278
179	MGIC Investment Corp.	12,220
245	PMI Group, Inc. (The)	10,175
224	Radian Group, Inc.	9,923
		88,487
	Specialty Stores (0.8%)
185	AutoZone, Inc.*	13,701
758	Bed Bath & Beyond Inc.*	28,364
170	CarMax Inc.*	3,329
200	Michaels Stores, Inc.	11,466
823	Office Depot, Inc.*	13,176
356	PETsMART, Inc.	9,989
1,174	Staples, Inc.	33,670
326	Tiffany & Co.	10,090
550	Toys ‘R’ Us, Inc.*	8,932
229	Williams-Sonoma, Inc.*	8,013
		140,730

	Specialty Telecommunications (0.2%)
549	American Tower Corp. (Class A)*	8,175
368	CenturyTel, Inc.	11,846
743	Citizens Communications Co.	9,384
171	NTL, Inc.*	9,287
		38,692
	Steel (0.1%)
182	Nucor Corp.	14,249

	Telecommunication Equipment (1.8%)
404	Comverse Technology, Inc.*	7,074
3,199	Corning Inc.*	32,374
9,990	Lucent Technologies Inc.*	31,269
5,584	Motorola, Inc.	90,182
3,790	QUALCOMM Inc.	144,210
1,057	Tellabs, Inc.*	9,587
		314,696
	Tools/Hardware (0.1%)
206	Black & Decker Corp.	14,200
168	Stanley Works (The)	7,268
		21,468
	Trucks/Construction/Farm Machinery (0.2%)
603	Deere & Co.	38,152

	Wholesale Distributors (0.2%)
500	Genuine Parts Co.	18,955
200	Grainger (W.W.), Inc.	10,682
		29,637
	Wireless Telecommunications (0.8%)
5,410	AT&T Wireless Services, Inc.*	79,094
2,190	Nextel Communications, Inc. (Class A)*	50,786
165	Telephone & Data Systems, Inc.	12,722
		142,602
	TOTAL COMMON STOCKS
	(Cost $16,139,801)	15,968,208

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (10.1%)
	REPURCHASE AGREEMENT
$1,791	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $1,791,078) (a) (Cost $1,791,000)		1,791,000

	TOTAL INVESTMENTS
	(Cost $17,930,801) (b) (c)	99.9%	17,759,208
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	23,439
	NET ASSETS	100.0%	$17,782,647

*                                         Non-income producing security.

**                                  A portion of this security is physically segregated in connection with open futures contracts in the amount of $174,000.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               Securities have been designated as collateral in an amount equal to $1,506,656 in connection with open futures contracts.

(c)                                The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $1,818,068 and the aggregate gross unrealized depreciation is $1,989,661, resulting in net unrealized depreciation of $171,593.

Futures Contracts Open at August 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
12	Long	S&P 500 Index E-MINI
		September 2004	$662,460	$7,161
3	Long	S&P 500 Index
		September 2004	828,075	(22,187)
6	Long	Nasdaq 100 Mini
		September 2004	164,400	(11,055)

	Net unrealized depreciation			$(26,081)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004